Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000023382 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.70%	12.94%	11.15%
C000125378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.77%	13.00%	11.22%
C000023379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.13%	11.34%	10.22%
C000076404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	11.48%	13.74%	14.72%
C000125379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	18.71%	15.53%	15.87%
C000076407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	18.58%	15.38%	15.69%
C000115039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.57%	10.60%	8.06%
C000115036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.16%	9.03%	7.17%
C000115040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(1.94%)	6.24%	3.82%
C000115043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.30%	7.77%	4.69%
Without Sales Load [Member] | C000023381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.61%	11.82%	10.21%
Without Sales Load [Member] | C000023379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.43%	12.66%	10.87%
Without Sales Load [Member] | C000076404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	18.28%	15.10%	15.40%
Without Sales Load [Member] | C000076405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	17.39%	14.23%	14.71%
Without Sales Load [Member] | C000115037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.51%	9.50%	7.15%
Without Sales Load [Member] | C000115036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.33%	10.33%	7.80%
Without Sales Load [Member] | C000115040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.04%	7.51%	4.44%
Without Sales Load [Member] | C000115041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.23%	6.70%	3.81%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.54%	15.49%	13.38%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	13.78%	10.60%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	12.77%	10.34%	6.14%
Lipper Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Classification Average
Average Annual Return, Percent	8.65%	12.37%	9.33%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%
Lipper Large Cap Growth Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Classification Average
Average Annual Return, Percent	21.58%	14.26%	14.58%
Lipper Global Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent	12.68%	10.86%	7.06%
Lipper International Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper International Equity Income Funds Classification Average
Average Annual Return, Percent	13.29%	10.09%	5.80%